Quarterly Financial Results	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial results
Quarterly financial results (UNAUDITED)

	Quarters ended
	December 31, 2013	September 30, 2013	June 30, 2013	March 31, 2013
	($ in thousands)
Revenues
Gross premiums written	$162,277	$45,425	$98,215	$96,020
Gross premiums ceded	—	—	—	(9,975)
Net premiums written	162,277	45,425	98,215	86,045
Change in net unearned premium reserves	(103,767)	20,904	(35,928)	(52,504)
Net premiums earned	58,510	66,329	62,287	33,541
Net investment income	87,074	53,371	32,067	80,691
Total revenues	145,584	119,700	94,354	114,232
Expenses
Loss and loss adjustment expenses incurred, net	36,133	39,349	45,692	18,638
Acquisition costs, net	18,833	21,117	14,921	13,073
General and administrative expense	8,965	9,846	7,217	7,008
Total expenses	63,931	70,312	67,830	38,719
Income including non-controlling interests	81,653	49,388	26,524	75,513
Income attributable to non-controlling interests	(1,565)	(2,818)	(301)	(1,083)
Net income	$80,088	$46,570	$26,223	$74,430

Earnings per share
Basic	$0.77	$0.52	$0.33	$0.94
Diluted (1)	$0.75	$0.51	$0.33	$0.93

Weighted average number of common shares used in the determination of earnings per share

Basic	103,264,616	89,620,394	78,432,132	78,432,132
Diluted (1)	106,390,339	90,915,805	79,254,268	79,083,675

(1) - During the quarter, it was determined that diluted earnings per share for the prior periods had been calculated incorrectly, which resulted in an understatement of diluted earnings per share. See Note 2 to the Consolidated Financial Statements.

	Quarters ended
	December 31, 2012	September 30, 2012	June 30, 2012	March 31, 2012
	($ in thousands)
Revenues
Gross premiums written	$27,895	$41,651	$28,178	$92,650
Gross premiums ceded	—	—	—	—
Net premiums written	27,895	41,651	28,178	92,650
Change in net unearned premium reserves	5,590	(7,333)	(13,337)	(78,813)
Net premiums earned	33,485	34,318	14,841	13,837
Net investment income	72,511	47,686	(17,623)	33,848
Total revenues	105,996	82,004	(2,782)	47,685
Expenses
Loss and loss adjustment expenses incurred, net	26,626	24,709	16,686	12,285
Acquisition costs, net	10,898	10,856	2,138	712
General and administrative expense	7,155	6,440	9,621	4,160
Total expenses	44,679	42,005	28,445	17,157
Income (loss) including non-controlling interests	61,317	39,999	(31,227)	30,528
(Income) loss attributable to non-controlling interests	(607)	(423)	120	(306)
Net income (loss)	$60,710	$39,576	$(31,107)	$30,222

Earnings (loss) per share
Basic	$0.77	$0.50	$(0.40)	$0.38
Diluted (1)	$0.76	$0.50	$(0.40)	$0.38

Weighted average number of common shares used in the determination of earnings (loss) per share

Basic	78,432,132	78,432,132	78,432,132	78,432,132
Diluted (1)	78,820,844	78,551,830	78,432,132	78,432,132

(1) - During the quarter, it was determined that diluted earnings per share for the prior periods had been calculated incorrectly, which resulted in an understatement of diluted earnings per share. See Note 2 to the Consolidated Financial Statements.